Share-based payments - Disclosure of share-based payment expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	$ 264,403	$ 254,213
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	68,636	67,054
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	0	786
Share purchase plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	196,510	181,989
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	$ (743)	$ 4,384